Consolidated Schedule of Investments (Parenthetical)	Dec. 31, 2022 USD ($)
Schedule of Investments [Line Items]
Percentage representing private investments owned at fair value	87.39%
Percentage representing agreement for future delivery of common shares in investments owned	3.99%
Investment owned at cost	$ 78,854,778
Percentage representing common stock in investments owned	62.55%
Percentage representing convertible notes in investments owned	9.93%
Percentage representing preferred stock in investments owned	10.92%
Percentage representing net assets in investments owned	100.00%
Percentage representing forward contracts in portfolio	5.00%
Common Class A
Schedule of Investments [Line Items]
Percentage of shares held by SPV	99.00%
Series J preferred stock
Schedule of Investments [Line Items]
Percentage of shares held by SPV	1.00%
US
Schedule of Investments [Line Items]
Percentage representing securities by country in investments owned	94.36%
GB
Schedule of Investments [Line Items]
Percentage representing securities by country in investments owned	4.04%
SE
Schedule of Investments [Line Items]
Percentage representing securities by country in investments owned	1.60%
Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 78,854,778
Common Stocks 62.55% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	54,150,479
Convertible Notes 9.93% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	5,090,000
Preferred Stocks 10.92% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 15,025,146
Financial Technology | Agreement for Future Delivery of Common Shares 3.99%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	3.99%
Financial Technology | Agreement for Future Delivery of Common Shares 3.99% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 4,589,153
Financial Technology | Common Stocks 62.55%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	16.13%
Financial Technology | Common Stocks 62.55% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 18,063,110
Financial Technology | Preferred Stocks 10.92% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	6.54%
Investment owned at cost	$ 7,900,765
Aviation And Aerospace
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	27.84%
Aviation And Aerospace | Common Stocks 62.55% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 15,678,604
Aviation And Aerospace | Convertible Notes 9.93% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	9.93%
Aviation And Aerospace | Convertible Notes 9.93% | Private Investments, at fair value 87.39% | Axiom Space Inc
Schedule of Investments [Line Items]
Investment owned at cost	$ 3,090,000	[1],[2],[3]
Investment payment in kind interest rate	3.00%
Investment maturity date	Dec. 22, 2023
Aviation And Aerospace | Convertible Notes 9.93% | Private Investments, at fair value 87.39% | Boom Technology Inc
Schedule of Investments [Line Items]
Investment owned at cost	$ 2,000,000	[1],[3]
Investment payment in kind interest rate	5.00%
Investment maturity date	Jan. 09, 2027
Education Services
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	4.95%
Enterprise Software
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	5.02%
Enterprise Software | Common Stocks 62.55% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 5,609,215
Gaming And Entertainment
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	6.06%
Mobile Commerce
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	1.27%
Mobile Commerce | Preferred Stocks 10.92% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	1.07%
Supply Chain And Logistics
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	0.58%
Supply Chain And Logistics | Common Stocks 62.55% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 520,000	[1],[3],[4]
Food Products | Preferred Stocks 10.92% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	2.46%
Investment owned at cost	$ 3,371,926
Social Media
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	0.70%
Social Media | Preferred Stocks 10.92% | Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	0.85%

[1]	Level 3 securities fair valued using significant unobservable inputs. (See Note 3)
[2]	Paid in kind security which may pay interest in additional par.
[3]	Restricted investments as to resale. (See Note 2)
[4]	Non-income producing security.